Business and Basis of Presentation (Narrative) (Details)	12 Months Ended
Dec. 31, 2025 segment subsidiary
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number Of Subsidiaries | subsidiary	1
Number of reportable segments | segment	1